COLLATERAL AND CONTRACTUAL COMMITMENTS WITH SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS	12 Months Ended
Dec. 31, 2022
Collateral And Contractual Commitments With Suppliers Advances From Customers And Others
COLLATERAL AND CONTRACTUAL COMMITMENTS WITH SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS

29.	COLLATERAL AND CONTRACTUAL COMMITMENTS WITH SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS

	2022	2021

Collateral given for the Company’s own liabilities	764.5	788.6
Other commitments	1,368.1	1,719.1
	2,132.6	2,507.7

Commitments to suppliers	50,365.3	51,562.0
	50,365.3	51,562.0

The collateral provided for liabilities totaled approximately R$2,132.6 as at December 31, 2022 (R$2,507.7 as at December 31, 2021), including R$744.0 (R$682.6 as at December 31, 2021) of cash guarantees. The deposits in cash used as guarantees are presented as part of other assets. To provide the guarantees required for derivatives exchanges and/or counterparties contracted in certain derivative financial instrument transactions, as at December 31, 2022, Ambev maintained R$376.9 (R$1,152.8 as at December 31, 2021) in highly liquid financial investments or in cash, classified as cash and cash equivalents and investment securities (Note 28 - Financial instruments and risks).

Most of the balance relates to commitments to suppliers of packaging.

Future contractual commitments as at December 31, 2022 and 2021 are as follow:

	2022	2021

Less than 1 year	12,491.0	11,559.9
Between 1 and 2 years	10,315.3	9,982.2
More than 2 years	27,559.0	30,019.9
	50,365.3	51,562.0